Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Income Tax Benefit	$ (1,000)	$ 0	$ 0
Valuation allowance on deferred tax assets		5,030,000	4,766,000
California research and development tax credit carryforwards		6,509,000	6,472,000
Unrecognized tax benefits		0
Interest and penalties accrued on unrecognized tax benefits		0
General Business Tax Credit Carryforward [Member]
Income Tax [Line Items]
Federal orphan drug credit carryforwards		7,300,000
Domestic Tax Authority [Member]
Income Tax [Line Items]
Federal net operating loss carryforward		34,500,000
CALIFORNIA
Income Tax [Line Items]
California net operating loss carryforwards		39,200,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
California net operating loss carryforwards		39,500,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
California research and development tax credit carryforwards		$ 9,900,000